Baird Strategic Municipal Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Corrections Institution Finance Authority,
5.000%, 07/01/2037 (Callable 07/01/2032)		$195,000	$219,064
Black Belt Energy Gas District:
3.390%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)		1,000,000	963,038
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)		3,250,000	3,436,878
5.500%, 11/01/2053 (Callable 09/01/2028)(Mandatory Tender Date 12/01/2028) (1)		1,000,000	1,055,450
City of Oxford AL,
4.000%, 09/01/2041 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		1,000,000	1,000,000
County of Elmore AL,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)		1,000,000	1,072,598
Southeast Alabama Gas Supply District:
4.000%, 06/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (1)		830,000	830,338
4.098%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)		800,000	801,163
Southeast Energy Authority A Cooperative District:
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)		500,000	515,220
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)		3,000,000	3,164,361
Total Alabama (Cost $12,984,438)			13,058,110	2.4%

Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)		215,000	221,821
Alaska Industrial Development & Export Authority:
4.250%, 04/01/2031 (Callable 05/01/2023)		185,000	185,076
4.000%, 04/01/2032 (Callable 04/01/2029)		1,875,000	1,909,226
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026		175,000	188,366
CIVIC Ventures:
5.000%, 09/01/2023		235,000	235,898
5.000%, 09/01/2025		170,000	174,412
5.000%, 09/01/2026 (Callable 09/01/2025)		680,000	697,332
5.000%, 09/01/2027 (Callable 09/01/2025)		250,000	256,314
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)		150,000	155,609
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)		110,000	114,870
Total Alaska (Cost $4,208,527)			4,138,924	0.7%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)		115,000	111,730
3.169%, 10/01/2025		95,000	90,381
4.750%, 10/01/2025 (3)		155,000	153,389
5.000%, 10/01/2028		110,000	118,014
5.000%, 10/01/2029		10,000	10,825
5.000%, 10/01/2030 (Callable 10/01/2026) (3)		105,000	103,454
5.000%, 10/01/2030 (Callable 10/01/2029)		140,000	151,165
4.000%, 10/01/2031 (Callable 10/01/2029)		65,000	65,383
3.625%, 05/20/2033		2,818,265	2,633,154
4.000%, 10/01/2033 (Callable 10/01/2029)		100,000	99,972
4.000%, 10/01/2034 (Callable 10/01/2029)		85,000	84,344
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)		120,000	126,349
Industrial Development Authority of the City of Phoenix,
2.950%, 07/01/2026 (Callable 07/01/2025)		1,315,000	1,266,591
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)		125,000	121,008
5.000%, 07/01/2025 (Insured by SD CRED PROG)		475,000	490,555
4.000%, 07/01/2026 (3)		1,150,000	1,145,694
5.000%, 07/01/2026 (Insured by SD CRED PROG)		430,000	451,403
5.000%, 07/01/2027 (Insured by SD CRED PROG)		710,000	755,448
5.000%, 01/01/2033 (Callable 01/01/2027)		250,000	268,809
Total Arizona (Cost $8,391,805)			8,247,668	1.5%

Arkansas
Arkansas Development Finance Authority,
4.180%, 09/01/2044 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		3,000,000	3,000,000
Batesville Public Facilities Board,
5.000%, 06/01/2027		500,000	530,995
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)		930,000	833,688
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)(Insured by BAM)		740,000	654,645
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)		630,000	515,866
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 05/01/2023)(Insured by ST AID)		255,000	250,807
Total Arkansas (Cost $5,957,198)			5,786,001	1.0%

California
Bay Area Toll Authority,
3.940%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%) (2)		100,000	100,027
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)		1,750,000	1,791,085
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)		1,550,000	1,451,017
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)		900,000	900,370
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)		3,926,930	3,894,880
California Infrastructure & Economic Development Bank:
4.000%, 11/01/2039 (Callable 11/01/2031)		630,000	614,606
4.670%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		200,000	193,397
California Municipal Finance Authority,
5.000%, 05/15/2024		1,200,000	1,214,697
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)		600,000	569,304
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		565,000	531,467
3.125%, 05/15/2029 (Callable 11/15/2023) (3)		500,000	460,815
California Statewide Communities Development Authority:
5.000%, 08/01/2026 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		1,000,000	998,536
4.000%, 04/01/2036 (Callable 04/01/2030)		1,175,000	1,201,281
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by ACA)		165,000	142,431
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)		1,085,000	781,981
City of Los Angeles Department of Airports,
5.000%, 05/15/2034 (Callable 05/15/2028)		1,710,000	1,839,110
Freddie Mac Multifamily ML Certificates,
3.350%, 11/25/2033		2,668,157	2,532,342
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036		3,124,583	2,756,754
Larkspur-Corte Madera School District,
0.000%, 08/01/2026 (Insured by AGM)		1,230,000	1,115,547
Long Beach Bond Finance Authority,
4.689%, 11/15/2026 (3 Month LIBOR USD + 1.430%) (2)		700,000	701,793
Mayers Memorial Hospital District:
0.000%, 08/01/2026		230,000	200,110
0.000%, 08/01/2029		165,000	126,997
0.000%, 08/01/2032		210,000	142,012
0.000%, 08/01/2034		260,000	160,332
Metropolitan Water District of Southern California,
4.110%, 07/01/2037 (SIFMA Municipal Swap Index + 0.140%)(Callable 11/23/2023)(Mandatory Tender Date 05/21/2024) (2)		150,000	149,447
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2026 (Insured by NATL)		750,000	681,550
River Islands Public Financing Authority:
5.000%, 09/01/2033 (Callable 09/01/2029)(Insured by AGM)		385,000	450,045
5.000%, 09/01/2034 (Callable 09/01/2029)(Insured by AGM)		500,000	581,664
5.000%, 09/01/2035 (Callable 09/01/2029)(Insured by AGM)		675,000	779,633
Riverside County Redevelopment Successor Agency:
5.000%, 10/01/2025 (Insured by BAM) (5)		200,000	212,373
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)		80,000	84,390
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)		200,000	194,851
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)		1,000,000	1,030,839
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)		2,000,000	1,925,971
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)		225,000	217,630
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)		315,000	280,946
Total California (Cost $31,372,844)			31,010,230	5.6%

Colorado
Arkansas River Power Authority:
5.000%, 10/01/2029 (Callable 10/01/2028)		725,000	763,503
5.000%, 10/01/2032 (Callable 10/01/2028)		1,000,000	1,048,098
City & County of Denver CO:
5.000%, 11/15/2030		3,000,000	3,379,123
5.000%, 11/15/2047 (Callable 11/15/2032)		1,320,000	1,401,025
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)		180,000	186,395
5.000%, 10/01/2028 (Callable 10/01/2025)		1,500,000	1,529,566
2.000%, 09/01/2030 (Callable 09/01/2028)		550,000	506,071
5.000%, 12/01/2038 (Callable 12/01/2028)		1,110,000	1,168,722
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 05/15/2023)		750,000	680,326
5.000%, 08/01/2028		390,000	427,093
2.625%, 05/15/2029 (Callable 05/15/2023)		1,000,000	892,785
5.250%, 11/01/2034 (Callable 11/01/2032)		1,000,000	1,138,258
5.000%, 08/01/2044 (Callable 08/01/2029)		170,000	175,433
3.590%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)		2,000,000	1,979,197
5.000%, 05/15/2062 (Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (1)		2,000,000	2,157,265
Denver Convention Center Hotel Authority:
5.000%, 12/01/2024		1,500,000	1,529,291
5.000%, 12/01/2028 (Callable 12/01/2026)		570,000	593,379
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)		100,000	100,295
E-470 Public Highway Authority,
0.000%, 09/01/2031 (Insured by NATL)		1,500,000	1,145,328
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)		565,000	553,342
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)		220,000	201,062
Poudre Tech Metropolitan District,
3.000%, 12/01/2026 (Insured by AGM)		115,000	116,300
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)		210,000	184,524
Regional Transportation District,
4.000%, 01/15/2033 (Callable 01/15/2031)		2,225,000	2,277,946
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)		135,000	144,085
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)		1,643,000	1,392,922
Total Colorado (Cost $25,635,274)			25,671,334	4.6%

Connecticut
Connecticut Housing Finance Authority,
3.500%, 11/15/2045 (Callable 05/15/2029)		955,000	949,920
Connecticut State Health & Educational Facilities Authority:
3.500%, 07/01/2026		700,000	675,386
5.000%, 07/01/2027 (Callable 07/01/2026)		60,000	60,477
5.000%, 07/01/2029		400,000	439,238
5.000%, 07/01/2030		425,000	472,076
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)		2,500,000	2,487,672
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		1,000,000	1,009,535
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)		40,000	40,443
4.000%, 09/01/2025 (Insured by BAM)		55,000	56,114
Total Connecticut (Cost $6,328,915)			6,190,861	1.1%

District of Columbia
District of Columbia,
5.500%, 02/28/2034		1,000,000	1,107,287
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)		1,000,000	985,839
Metropolitan Washington Airports Authority,
5.000%, 10/01/2037 (Callable 10/01/2027)		1,000,000	1,044,548
Total District of Columbia (Cost $3,211,784)			3,137,674	0.6%

Florida
Capital Trust Agency, Inc.:
5.250%, 12/01/2024 (3)		450,000	441,994
3.375%, 07/01/2031 (3)		1,000,000	920,244
City of Gainesville FL,
5.000%, 10/01/2051 (Callable 10/01/2031)		1,000,000	1,078,565
City of Tallahassee FL,
5.000%, 12/01/2027 (Callable 12/01/2025)		500,000	521,969
City of Tampa FL,
5.000%, 10/01/2047 (Callable 10/01/2032)		4,000,000	4,478,885
Collier County Educational Facilities Authority,
6.000%, 06/01/2033 (Callable 06/01/2023)		1,100,000	1,103,545
County of Collier FL,
5.000%, 06/01/2025 (6)		850,000	868,989
County of Miami-Dade FL:
5.000%, 10/01/2024		285,000	291,335
5.000%, 10/01/2031 (Callable 10/01/2024)		160,000	163,537
Florida Development Finance Corp.:
3.000%, 06/01/2023		115,000	114,589
4.000%, 06/01/2024		105,000	103,515
5.000%, 11/15/2024		600,000	618,123
4.000%, 06/15/2025		445,000	441,809
2.375%, 06/01/2027 (Callable 06/01/2023) (3)		835,000	746,039
5.250%, 06/15/2029 (Callable 06/15/2027) (3)		2,000,000	1,985,246
3.000%, 06/01/2032 (Callable 06/01/2024)		2,000,000	1,508,576
5.000%, 08/15/2032 (3)		455,000	452,956
5.000%, 02/01/2035 (Callable 02/01/2032)		1,000,000	1,037,107
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		55,000	53,648
Lee Memorial Health System,
3.670%, 04/01/2049 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		230,000	230,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)		300,000	305,831
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)		300,000	303,816
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023		300,000	299,773
Palm Beach County Housing Authority,
5.000%, 04/01/2026 (1)(6)		1,000,000	1,031,510
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023		75,000	74,867
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)		1,000,000	1,060,366
UCF Stadium Corp.,
5.000%, 03/01/2025		370,000	383,368
Total Florida (Cost $20,723,057)			20,620,202	3.7%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024		200,000	205,167
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)		2,000,000	1,959,456
Bartow County Development Authority:
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)		1,000,000	1,014,540
2.875%, 08/01/2043 (Mandatory Tender Date 08/19/2025) (1)		2,000,000	1,959,876
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)		100,000	102,290
Development Authority of Gwinnett County,
5.000%, 07/01/2040 (Callable 07/01/2027)		3,310,000	3,450,014
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)		750,000	654,370
Macon-Bibb County Housing Authority,
4.500%, 10/01/2024 (Callable 04/21/2023)(Mandatory Tender Date 05/01/2023)(Insured by HUD) (1)		1,000,000	1,000,111
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)		1,000,000	997,556
5.000%, 05/15/2024		65,000	65,545
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)		500,000	500,909
4.078%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		290,000	290,596
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)		1,000,000	1,005,385
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)		1,000,000	999,658
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)		2,850,000	2,718,066
5.000%, 12/01/2052 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)		1,250,000	1,299,038
5.000%, 06/01/2053 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)		2,000,000	2,086,351
Oconee County Industrial Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)		1,750,000	1,498,657
Private Colleges & Universities Authority:
5.000%, 06/01/2023		145,000	145,485
5.000%, 06/01/2027		200,000	215,455
5.000%, 06/01/2033 (Callable 06/01/2031)		500,000	563,278
Total Georgia (Cost $23,575,626)			22,731,803	4.1%

Hawaii
State of Hawaii,
5.000%, 08/01/2027 (Callable 08/01/2023)		2,535,000	2,545,607
Total Hawaii (Cost $2,550,558)			2,545,607	0.5%

Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)(Insured by SCH BD GTY)		480,000	363,853
Total Idaho (Cost $359,453)			363,853	0.1%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 05/01/2023)		180,000	180,132
Chicago Board of Education:
0.000%, 12/01/2025 (Insured by NATL)		1,000,000	910,952
5.250%, 04/01/2034 (Callable 04/01/2033)		1,000,000	1,108,207
Chicago O’Hare International Airport:
5.000%, 01/01/2036 (Callable 01/01/2032)		500,000	549,317
5.500%, 01/01/2055 (Callable 01/01/2032)		1,255,000	1,351,163
Chicago Park District:
5.000%, 01/01/2024		225,000	228,299
5.000%, 01/01/2029 (Callable 01/01/2024)		1,125,000	1,139,367
5.000%, 01/01/2030 (Pre-refunded to 01/01/2024)		100,000	101,703
5.000%, 01/01/2030 (Callable 01/01/2024)		50,000	50,633
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)		2,430,000	2,456,726
City of Chicago IL:
5.000%, 11/01/2023		125,000	126,297
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)		100,000	108,138
0.000%, 01/01/2029 (Insured by NATL)		4,125,000	3,340,758
5.000%, 11/01/2029 (Callable 11/01/2026)		390,000	411,533
5.500%, 01/01/2040 (Callable 01/01/2032)		1,000,000	1,076,783
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)		325,000	326,858
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)		315,000	326,813
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)		500,000	535,166
Hoffman Estates Park District,
5.000%, 12/01/2025		315,000	327,977
Illinois Finance Authority:
5.000%, 10/01/2023		100,000	100,905
5.000%, 11/01/2024		50,000	50,885
3.000%, 05/01/2025		330,000	320,714
5.000%, 09/01/2025		1,735,000	1,747,825
5.000%, 10/01/2025		150,000	156,028
5.000%, 09/01/2027 (Callable 09/01/2026)		500,000	528,270
4.000%, 05/01/2030 (Callable 05/01/2028)		275,000	274,526
3.000%, 09/01/2031 (Callable 09/01/2026)		1,475,000	1,370,160
4.125%, 11/15/2037 (Callable 11/15/2025)		300,000	300,259
5.000%, 11/15/2039 (Callable 05/15/2025)		2,500,000	2,537,615
5.625%, 08/01/2053 (Callable 08/01/2033) (3)		2,500,000	2,441,148
Illinois Housing Development Authority,
2.900%, 08/01/2031 (Callable 02/01/2026)		1,000,000	958,899
Illinois Sports Facilities Authority:
5.000%, 06/15/2030		900,000	924,982
5.000%, 06/15/2031		1,725,000	1,769,193
5.250%, 06/15/2031 (Callable 06/15/2024)(Insured by AGM)		500,000	507,627
Joliet Park District,
4.000%, 02/01/2033 (Callable 05/01/2023)(Insured by AGM)		150,000	150,132
Madison County Community Unit School District No. 8:
4.000%, 12/01/2030 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,072,008
4.000%, 12/01/2032 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,062,739
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2032 (Callable 02/01/2030)(Insured by AGM)		475,000	554,346
5.500%, 02/01/2034 (Callable 02/01/2030)(Insured by AGM)		600,000	696,596
5.500%, 02/01/2035 (Callable 02/01/2030)(Insured by AGM)		570,000	657,508
McHenry County Community Unit School District No. 12,
5.000%, 01/01/2031 (Callable 01/01/2024)(Insured by AGM)		2,500,000	2,536,466
Metropolitan Pier & Exposition Authority,
0.000%, 12/15/2034 (Insured by NATL)		2,000,000	1,254,125
Niles Park District,
3.000%, 12/01/2032 (Callable 05/01/2023)		700,000	700,058
Northern Illinois University:
5.000%, 04/01/2024 (Insured by BAM)		500,000	510,539
5.000%, 10/01/2031 (Callable 04/01/2031)(Insured by BAM)		450,000	495,508
4.000%, 10/01/2032 (Callable 04/01/2031)(Insured by BAM)		500,000	516,758
Peoria Public Building Commission,
0.000%, 12/01/2025		1,000,000	907,865
Southern Illinois University,
4.000%, 04/01/2030 (Insured by BAM)		1,575,000	1,617,678
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)		100,000	103,152
5.000%, 01/01/2026		50,000	52,653
5.000%, 11/01/2026		2,000,000	2,138,216
5.250%, 07/01/2031		1,050,000	1,054,073
University of Illinois,
4.000%, 04/01/2034 (Callable 04/01/2025)		650,000	651,272
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)		220,000	208,309
Village of River Grove IL:
4.000%, 12/15/2030 (Insured by BAM)		470,000	506,014
4.000%, 12/15/2032 (Callable 12/15/2030)(Insured by BAM)		505,000	539,733
Wauconda Special Service Area No. 1,
5.000%, 03/01/2033 (Callable 03/01/2025)(Insured by BAM)		3,410,000	3,506,990
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)		310,000	265,214
0.000%, 01/01/2032 (Insured by BAM)		125,000	91,884
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)		150,000	155,059
Total Illinois (Cost $50,555,470)			50,650,753	9.1%

Indiana
City of Rockport IN,
3.125%, 07/01/2025		2,000,000	1,974,708
Indiana Finance Authority:
5.000%, 09/15/2023		795,000	800,641
5.500%, 04/01/2024		665,000	675,060
5.000%, 04/01/2028		870,000	904,875
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)		150,000	153,683
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)(Insured by ST AID)		145,000	142,366
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)		435,000	420,256
Total Indiana (Cost $5,115,481)			5,071,589	0.9%

Iowa
City of Coralville IA,
4.000%, 06/01/2024		200,000	199,852
Iowa Finance Authority:
7.500%, 01/01/2032 (Callable 01/01/2030) (3)		1,000,000	954,937
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		175,000	177,121
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023		280,000	280,000
3.000%, 04/01/2024		255,000	254,901
5.000%, 10/01/2037 (Callable 10/01/2030)		400,000	421,466
Total Iowa (Cost $2,304,673)			2,288,277	0.4%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		25,000	25,004
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)		95,000	79,423
Total Kansas (Cost $100,928)			104,427	0.0%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)		35,000	32,191
5.000%, 07/01/2028 (Callable 07/01/2025)		2,335,000	2,381,736
5.000%, 06/01/2030 (Callable 06/01/2027)		50,000	51,782
5.000%, 07/01/2040 (Callable 07/01/2025)		1,290,000	1,295,542
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024		130,000	132,542
Kentucky Housing Corp.,
5.850%, 04/01/2048 (1)		808,896	808,896
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)		2,500,000	2,498,631
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)		320,000	318,548
4.368%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)		700,000	700,976
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)		275,000	274,283
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)		230,000	239,432
Total Kentucky (Cost $8,913,552)			8,734,559	1.6%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023		100,000	100,153
4.000%, 10/01/2024		145,000	145,755
3.020%, 04/01/2031 (Callable 04/01/2025) (3)		1,243,000	1,245,782
5.250%, 06/15/2033 (Callable 06/15/2031) (3)		1,150,000	1,072,743
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)		400,000	392,166
0.000%, 10/01/2029 (5)		380,000	400,546
5.000%, 05/15/2033 (Callable 05/15/2030)		350,000	391,908
0.000%, 10/01/2033 (5)		2,515,000	2,690,747
0.000%, 10/01/2046 (Callable 10/01/2033) (5)		110,000	107,421
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)		100,000	87,862
St. Tammany Parish Hospital Service District No. 1,
5.000%, 07/01/2034 (Callable 07/01/2028)		1,520,000	1,609,978
Total Louisiana (Cost $8,196,393)			8,245,061	1.5%

Maine
Finance Authority of Maine:
5.000%, 12/01/2023 (Insured by AGM)		125,000	126,687
5.000%, 12/01/2024 (Insured by AGM)		125,000	128,782
5.000%, 12/01/2025 (Insured by AGM)		200,000	209,777
5.000%, 12/01/2026 (Insured by AGM)		200,000	212,783
Maine Health & Higher Educational Facilities Authority:
5.000%, 07/01/2026 (Insured by ST AID)		100,000	106,593
5.000%, 07/01/2034 (Callable 07/01/2030)(Insured by ST AID)		960,000	1,056,230
5.000%, 07/01/2035 (Callable 07/01/2030)(Insured by ST AID)		1,510,000	1,648,614
5.000%, 07/01/2036 (Callable 07/01/2030)(Insured by ST AID)		1,615,000	1,754,017
Maine State Housing Authority,
5.000%, 11/15/2052 (Callable 11/15/2031)		990,000	1,045,777
Total Maine (Cost $6,261,880)			6,289,260	1.1%

Maryland
Maryland Community Development Administration:
4.050%, 10/01/2024		1,000,000	1,004,626
3.850%, 03/01/2025		2,000,000	1,987,969
0.550%, 09/01/2026		555,000	508,756
2.000%, 03/01/2032 (Callable 09/01/2030)		400,000	348,901
3.750%, 03/01/2050 (Callable 03/01/2029)		1,735,000	1,738,108
Maryland Economic Development Corp.,
3.500%, 07/01/2024 (3)		805,000	789,329
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024		540,000	545,453
5.000%, 01/01/2025		470,000	480,726
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)		380,000	407,080
Washington Suburban Sanitary Commission,
3.000%, 06/01/2023 (Callable 04/03/2023)(Optional Put Date 04/07/2023)(County Guaranteed) (1)		1,030,000	1,030,000
Total Maryland (Cost $8,932,728)			8,840,948	1.6%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/15/2023 (3)		115,000	115,441
5.000%, 07/15/2024 (3)		125,000	127,071
5.000%, 07/15/2025 (3)		65,000	65,861
5.000%, 07/01/2028 (Callable 07/01/2026)		720,000	749,171
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)		2,600,000	2,222,116
Massachusetts Port Authority,
5.000%, 07/01/2034 (Callable 07/01/2032)		1,200,000	1,364,937
Total Massachusetts (Cost $5,010,378)			4,644,597	0.8%

Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 05/01/2023)		265,000	259,698
City of Detroit MI,
5.000%, 04/01/2023		275,000	275,000
Flint Hospital Building Authority,
5.000%, 07/01/2023		30,000	30,099
Michigan Finance Authority:
5.000%, 07/01/2024		260,000	262,714
5.000%, 07/01/2025 (Callable 07/01/2024)		140,000	141,575
5.250%, 02/01/2027		1,465,000	1,492,929
5.000%, 07/01/2027 (Callable 07/01/2025)		160,000	166,574
4.500%, 10/01/2029 (Callable 10/01/2024)		3,550,000	3,576,173
5.000%, 07/01/2030 (Callable 07/01/2024)		165,000	167,171
5.000%, 07/01/2044 (Callable 07/01/2024)		130,000	130,263
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)		255,000	266,324
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)		245,000	243,720
Walled Lake Consolidated School District,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by Q-SBLF)		435,000	472,435
Total Michigan (Cost $7,505,809)			7,484,675	1.3%

Minnesota
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)		245,000	239,082
Housing & Redevelopment Authority of the City of St. Paul MN:
3.500%, 12/01/2025 (Callable 12/01/2023)(Mandatory Tender Date 06/01/2024)(Insured by HUD) (1)		1,900,000	1,894,338
4.000%, 09/01/2031 (Callable 09/01/2024)		350,000	330,570
Minnesota Housing Finance Agency,
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)		1,280,000	1,273,260
Zumbro Education District,
4.000%, 02/01/2031		370,000	377,635
Total Minnesota (Cost $4,294,940)			4,114,885	0.7%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025		325,000	323,946
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)		1,000,000	1,000,358
Mississippi Development Bank:
5.000%, 11/01/2025		555,000	570,038
5.000%, 11/01/2026		515,000	534,770
Mississippi Home Corp.:
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)		55,000	55,149
5.000%, 12/01/2052 (Callable 06/01/2031)(Insured by GNMA)		2,400,000	2,540,022
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)		415,000	442,561
Vicksburg Warren School District:
5.000%, 03/01/2025		350,000	360,674
5.000%, 03/01/2028		270,000	292,864
Total Mississippi (Cost $6,210,103)			6,120,382	1.1%

Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 05/01/2023)		125,000	125,057
3.000%, 03/01/2027 (Callable 05/01/2023)		200,000	191,117
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)		180,000	180,449
4.000%, 08/01/2027		440,000	421,730
5.000%, 09/01/2027		150,000	156,534
5.000%, 02/01/2029 (Callable 02/01/2024)		1,000,000	1,001,291
5.000%, 02/01/2030 (Callable 02/01/2026)		160,000	160,281
4.000%, 08/01/2030 (Callable 08/01/2024)		570,000	527,755
4.000%, 02/01/2032 (Callable 02/01/2029)		325,000	297,010
5.000%, 11/15/2032 (Callable 11/15/2025)		1,200,000	1,255,566
Industrial Development Authority of University City,
5.500%, 06/15/2042 (6)		1,000,000	995,221
Missouri Housing Development Commission,
2.350%, 11/01/2046 (Callable 05/01/2030)(Insured by GNMA)		730,000	522,997
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026		205,000	206,783
5.000%, 06/01/2028 (Callable 12/01/2026)		1,000,000	1,045,722
3.875%, 10/01/2035 (Callable 10/01/2029)		2,470,000	2,030,908
5.000%, 04/01/2038 (Callable 04/01/2027)		595,000	618,383
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025		300,000	310,790
Total Missouri (Cost $10,152,713)			10,047,594	1.8%

Montana
Montana Facility Finance Authority:
5.000%, 07/01/2029 (Callable 07/01/2028)		1,040,000	1,102,808
5.000%, 07/01/2030 (Callable 07/01/2028)		635,000	672,448
Total Montana (Cost $1,783,149)			1,775,256	0.3%

Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2026 (Callable 05/15/2024)		315,000	318,658
Madison County Hospital Authority No. 1,
5.000%, 07/01/2032 (Callable 07/01/2025)		500,000	515,827
Total Nebraska (Cost $859,733)			834,485	0.2%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)		50,000	48,811
Clark County School District,
5.000%, 06/15/2023		100,000	100,453
Henderson Public Improvement Trust,
3.000%, 01/01/2026 (ETM)		270,000	270,360
Nevada Housing Division,
2.250%, 04/01/2025 (1)		1,215,000	1,215,000
State of Nevada,
4.000%, 12/15/2025 (3)		1,450,000	1,406,998
Total Nevada (Cost $3,087,457)			3,041,622	0.5%

New Hampshire
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)		2,000,000	1,736,932
4.345%, 10/01/2033 (SIFMA Municipal Swap Index + 0.375%)(Callable 04/03/2023)(Mandatory Tender Date 07/01/2024) (2)		1,250,000	1,219,036
4.375%, 09/20/2036		2,476,651	2,452,218
4.000%, 10/20/2036		1,987,926	1,902,138
Total New Hampshire (Cost $7,365,932)			7,310,324	1.3%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)		140,000	139,444
City of Atlantic City NJ,
5.000%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)		3,500,000	3,704,468
New Jersey Economic Development Authority:
5.220%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)		430,000	429,480
3.810%, 03/01/2028 (SIFMA Municipal Swap Index + 1.600%)(Callable 04/21/2023)(Insured by ST AID) (2)		1,500,000	1,496,815
5.625%, 01/01/2052 (Callable 01/01/2024)		1,000,000	1,005,575
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)		55,000	57,957
5.000%, 07/01/2026 (Callable 07/01/2025)		70,000	73,204
5.000%, 07/01/2026 (Callable 07/01/2025)		595,000	619,210
5.000%, 07/01/2028 (Insured by AGM)		125,000	135,200
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)		1,095,000	1,137,624
New Jersey Housing & Mortgage Finance Agency,
1.800%, 10/01/2027		3,735,000	3,441,998
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2029 (Insured by AGM)		2,000,000	1,621,150
0.000%, 12/15/2030		1,000,000	767,219
0.000%, 12/15/2032 (Insured by AGM)		1,000,000	719,590
0.000%, 12/15/2038 (Insured by BAM)		2,000,000	1,054,979
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)		100,000	98,425
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)		1,250,000	1,366,189
Total New Jersey (Cost $17,789,288)			17,868,527	3.2%

New Mexico
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)		185,000	190,990
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027		350,000	379,994
Total New Mexico (Cost $592,123)			570,984	0.1%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023		140,000	140,173
Albany County Capital Resource Corp.,
3.100%, 07/01/2030		200,000	173,587
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)		2,000,000	2,021,912
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)		600,000	530,261
City of Amsterdam NY,
3.750%, 06/22/2023		1,500,000	1,499,948
City of Long Beach NY,
5.250%, 07/15/2037 (Callable 07/15/2030)(Insured by BAM)		200,000	217,183
City of New York NY:
3.150%, 04/01/2042 (Optional Put Date 04/03/2023) (1)		1,300,000	1,300,000
3.240%, 04/01/2042 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		2,000,000	2,000,000
3.200%, 10/01/2046 (Optional Put Date 04/03/2023) (1)		2,650,000	2,650,000
City of Poughkeepsie NY:
4.000%, 04/15/2028		230,000	239,319
4.000%, 04/15/2030		250,000	263,507
Dutchess County NY Local Development Corp.,
5.000%, 07/01/2030 (Callable 07/01/2026)		180,000	187,865
East Ramapo Central School District,
3.500%, 05/31/2023 (Insured by ST AID)		1,000,000	1,001,033
Huntington Local Development Corp.,
4.000%, 07/01/2027		1,000,000	951,491
Long Island Power Authority,
3.490%, 09/01/2038 (SIFMA Municipal Swap Index + 0.450%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)		485,000	486,647
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)		2,494,879	2,633,753
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)		2,000,000	1,954,614
3.500%, 02/15/2048 (Callable 05/15/2024)		1,600,000	1,566,560
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)		3,510,000	3,290,002
0.600%, 05/01/2061 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)		2,420,000	2,253,272
New York City Industrial Development Agency:
5.000%, 03/01/2028 (Insured by AGM)		250,000	274,872
2.000%, 01/01/2038 (Callable 01/01/2031)(Insured by AGM)		300,000	215,450
New York City Municipal Water Finance Authority,
3.200%, 06/15/2033 (Optional Put Date 04/03/2023) (1)		500,000	500,000
New York Convention Center Development Corp.,
0.000%, 11/15/2033 (Insured by BAM)		1,120,000	765,245
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 04/21/2023)(Insured by SONYMA)		2,000,000	1,868,258
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)		1,000,000	922,656
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)		3,000,000	2,760,516
New York Transportation Development Corp.:
5.000%, 01/01/2029 (Callable 01/01/2028)		1,900,000	1,984,605
4.000%, 10/01/2030		1,000,000	980,051
Onondaga Civic Development Corp.:
5.000%, 10/01/2023		165,000	165,467
5.000%, 10/01/2024		35,000	35,169
5.000%, 10/01/2025		225,000	225,625
4.125%, 10/01/2035 (Callable 10/01/2025)		355,000	309,559
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027		180,000	187,595
5.000%, 05/01/2029 (Callable 05/01/2027)		345,000	359,160
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)		130,000	129,213
Town of Ramapo NY:
3.375%, 05/15/2024 (Callable 05/15/2023)		25,000	24,394
3.000%, 11/01/2027 (Callable 04/21/2023)		100,000	92,411
4.125%, 05/15/2028 (Callable 05/15/2023)		115,000	110,763
Triborough Bridge & Tunnel Authority,
3.609%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)		1,460,000	1,448,749
Village of Johnson City NY,
5.250%, 09/29/2023		1,000,000	1,003,478
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)		2,000,000	1,899,560
Total New York (Cost $42,137,715)			41,623,923	7.5%

North Carolina
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)		905,000	911,948
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)		1,250,000	1,175,833
State of North Carolina,
2.000%, 06/01/2032 (Callable 06/01/2029)		525,000	475,978
University of North Carolina at Chapel Hill,
1.173%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)		1,750,000	1,746,650
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)		50,000	49,289
Total North Carolina (Cost $4,563,932)			4,359,698	0.8%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 05/01/2023)		2,000,000	1,921,058
City of Grand Forks ND,
5.000%, 12/01/2024		100,000	102,650
City of Horace ND:
0.650%, 08/01/2023 (Callable 04/21/2023)		500,000	499,252
3.250%, 08/01/2024 (Callable 08/01/2023)		1,125,000	1,109,825
4.000%, 01/01/2025 (Callable 01/01/2024)		1,000,000	1,004,736
City of Larimore ND,
0.850%, 05/01/2024 (Callable 05/01/2023)		1,100,000	1,061,341
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)		1,010,000	1,012,935
3.000%, 09/01/2036 (Callable 09/01/2024)		255,000	226,416
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)		1,000,000	986,110
County of McKenzie ND:
5.000%, 08/01/2023		300,000	301,387
5.000%, 08/01/2024 (Callable 08/01/2023)		400,000	401,856
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)		1,000,000	987,535
5.000%, 06/01/2031 (Callable 06/01/2028)		1,365,000	1,344,407
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/17/2023)		55,000	55,004
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 04/17/2023)		425,000	416,659
4.000%, 03/01/2032 (Callable 04/17/2023)		20,000	17,112
Total North Dakota (Cost $11,609,167)			11,448,283	2.1%

Ohio
City of Middleburg Heights OH,
5.000%, 08/01/2034 (Callable 08/01/2031)		200,000	222,034
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)		1,000,000	1,004,708
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030		350,000	400,904
5.000%, 07/01/2032 (Callable 07/01/2031)		495,000	574,372
5.500%, 08/01/2052 (Callable 08/01/2032)		1,400,000	1,499,204
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 09/01/2023)		265,000	256,168
3.000%, 11/01/2028 (Callable 09/01/2023)		275,000	274,322
County of Cuyahoga OH,
4.000%, 01/01/2033 (Callable 01/01/2031)		300,000	322,210
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)		250,000	251,638
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)		200,000	190,072
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)		1,000,000	1,006,835
Lancaster Port Authority,
5.000%, 08/01/2049 (Callable 11/01/2024)(Mandatory Tender Date 02/01/2025) (1)		635,000	647,718
Northeast Ohio Medical University:
5.000%, 12/01/2024		75,000	76,951
5.000%, 12/01/2026		100,000	105,788
Ohio Air Quality Development Authority:
1.375%, 02/01/2026 (Mandatory Tender Date 11/01/2024) (1)		1,000,000	948,632
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)		2,150,000	2,166,470
4.250%, 11/01/2040 (Mandatory Tender Date 06/01/2027) (1)		1,000,000	1,007,993
Ohio Higher Educational Facility Commission:
9.662%, 12/01/2023 (CPI YOY + 1.120%)(Insured by AMBAC) (2)		500,000	513,156
5.000%, 12/01/2032		595,000	643,686
5.000%, 07/01/2036 (Callable 07/01/2033)		1,700,000	1,949,865
Ohio Housing Finance Agency:
4.500%, 03/01/2050 (Callable 09/01/2028)		865,000	881,315
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)		120,000	120,312
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023		3,875,000	3,872,542
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)		570,000	499,306
Total Ohio (Cost $19,536,182)			19,436,201	3.5%

Oklahoma
Cleveland County Educational Facilities Authority,
4.000%, 06/01/2031		500,000	543,854
Delaware County Educational Facilities Authority,
5.000%, 09/01/2029		1,630,000	1,815,330
Norman Regional Hospital Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)		1,595,000	1,614,154
Oklahoma Agricultural & Mechanical Colleges,
4.000%, 07/01/2032 (Callable 07/01/2027)		500,000	519,486
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026		200,000	207,095
4.000%, 09/01/2027		325,000	340,065
4.000%, 09/01/2028		300,000	315,898
4.000%, 09/01/2029		275,000	291,392
4.000%, 09/01/2030		400,000	425,564
Tulsa County Independent School District No. 3,
4.500%, 03/01/2025		3,000,000	3,083,041
Tulsa Industrial Authority,
5.000%, 10/01/2023		185,000	185,443
Total Oklahoma (Cost $9,356,116)			9,341,322	1.7%

Oregon
Oregon State Facilities Authority:
5.000%, 10/01/2025		225,000	233,496
5.000%, 10/01/2028		150,000	161,472
Seaside School District No. 10,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)		1,130,000	1,231,154
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)		70,000	70,349
3.600%, 07/01/2034 (Callable 07/01/2024)		700,000	693,304
2.900%, 07/01/2043 (Callable 07/01/2027)		1,000,000	898,856
4.000%, 01/01/2047 (Callable 07/01/2025)		15,000	15,023
4.000%, 07/01/2047 (Callable 07/01/2026)		165,000	165,219
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)		1,910,000	1,973,772
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 04/21/2023)		535,000	499,142
4.000%, 11/15/2026 (Callable 11/15/2024)		300,000	281,675
2.125%, 11/15/2027 (Callable 04/21/2023)		1,000,000	900,074
Total Oregon (Cost $7,249,432)			7,123,536	1.3%

Pennsylvania
Allegheny County Sanitary Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)		2,185,000	2,306,526
Bucks County Industrial Development Authority,
5.000%, 07/01/2028		470,000	493,103
Central Bradford Progress Authority,
3.690%, 12/01/2041 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		1,000,000	1,000,000
Chester County Industrial Development Authority:
5.000%, 08/01/2035 (Callable 08/01/2023)		730,000	720,047
5.000%, 08/01/2045 (Callable 08/01/2023)		500,000	469,864
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)		415,000	427,912
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)		370,000	380,849
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029		370,000	388,625
City of Philadelphia PA,
5.000%, 08/01/2030 (Callable 08/01/2027)(Insured by AGM)		2,000,000	2,177,159
City of York PA:
5.000%, 11/15/2025		525,000	538,592
5.000%, 11/15/2026		205,000	212,820
5.000%, 11/15/2027		220,000	230,782
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)		1,000,000	1,001,173
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)		30,000	31,226
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)		70,000	72,861
5.000%, 01/01/2029 (Callable 01/01/2025)		75,000	75,729
Delaware Valley Regional Finance Authority,
4.128%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)		1,000,000	999,691
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)		1,510,000	1,577,915
Indiana County Municipal Services Authority:
5.000%, 10/01/2029 (Insured by BAM)		345,000	378,898
5.000%, 10/01/2032 (Callable 10/01/2031)(Insured by BAM)		295,000	330,362
5.000%, 10/01/2034 (Callable 10/01/2031)(Insured by BAM)		330,000	365,968
Latrobe Industrial Development Authority:
5.000%, 03/01/2024		80,000	80,754
5.000%, 03/01/2025		110,000	112,128
5.000%, 03/01/2026		260,000	267,357
Montgomery County Higher Education & Health Authority:
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)		245,000	244,573
3.630%, 09/01/2050 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		930,000	930,000
Montgomery County Industrial Development Authority:
4.000%, 10/01/2036 (Callable 10/01/2026)		430,000	402,715
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)(6)		1,000,000	1,014,447
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)		260,000	272,495
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2031 (County Guaranteed)		1,405,000	1,035,350
5.000%, 12/31/2034 (Callable 06/30/2026)		2,970,000	3,032,472
0.000%, 01/01/2037 (Insured by AGM)		3,495,000	1,883,552
0.000%, 01/01/2046 (Insured by BAM)		1,155,000	360,309
6.000%, 06/30/2061 (Callable 12/31/2032)		3,100,000	3,394,842
Pennsylvania Higher Education Assistance Agency,
4.500%, 06/01/2043 (Callable 06/01/2031)		1,445,000	1,477,252
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025		200,000	208,135
5.000%, 07/01/2035 (Callable 07/01/2026)		1,300,000	1,266,237
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)		155,000	136,483
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029) (5)		290,000	290,896
0.000%, 12/01/2040 (Callable 06/01/2029) (5)		35,000	34,991
Philadelphia Authority for Industrial Development:
5.000%, 10/01/2030		350,000	404,760
5.250%, 11/01/2052 (Callable 11/01/2032)		1,750,000	1,879,616
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)		100,000	104,635
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 05/01/2023) (2)		2,180,000	2,057,508
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)		15,000	16,371
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)		85,000	90,979
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028		575,000	609,409
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)		730,000	648,834
Total Pennsylvania (Cost $36,649,317)			36,437,202	6.6%

Puerto Rico
Commonwealth of Puerto Rico:
0.000%, 07/01/2024		1,000,000	941,206
5.375%, 07/01/2025		1,500,000	1,523,103
Total Puerto Rico (Cost $2,484,910)			2,464,309	0.4%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)		500,000	513,521
Total Rhode Island (Cost $515,342)			513,521	0.1%

South Carolina
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)		130,000	131,218
5.250%, 08/15/2033 (Callable 08/15/2026)		350,000	367,724
3.660%, 05/01/2048 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		1,775,000	1,775,000
South Carolina Public Service Authority,
5.000%, 12/01/2032 (Callable 06/01/2026)		465,000	485,932
Spartanburg County School District No. 4,
5.250%, 03/01/2052 (Callable 03/01/2032)(Insured by SCSDE)		1,000,000	1,098,543
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)		3,500,000	3,423,725
Total South Carolina (Cost $7,389,839)			7,282,142	1.3%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)		250,000	246,606
South Dakota Health & Educational Facilities Authority:
4.250%, 09/01/2023		260,000	260,497
5.000%, 09/01/2032 (Callable 09/01/2027)		100,000	107,418
Total South Dakota (Cost $635,653)			614,521	0.1%

Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)		2,000,000	2,032,751
Greeneville Health & Educational Facilities Board,
5.000%, 07/01/2034 (Callable 07/01/2023)		1,035,000	1,037,700
Knox County Health Educational & Housing Facility Board,
5.000%, 09/01/2030 (Callable 09/01/2026)		925,000	973,129
Tennergy Corp.,
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)		2,500,000	2,654,055
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026		1,100,000	1,152,554
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)		125,000	125,356
4.500%, 07/01/2049 (Callable 01/01/2028)		20,000	20,338
Total Tennessee (Cost $8,003,861)			7,995,883	1.4%

Texas
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)		1,160,000	1,215,748
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)		5,000	4,936
Caney Creek Municipal Utility District,
5.000%, 03/01/2024		390,000	397,175
Central Texas Regional Mobility Authority,
5.000%, 01/01/2025 (Callable 07/01/2024)		750,000	766,522
City of Austin TX:
5.250%, 05/15/2025 (Insured by BHAC)		90,000	92,655
5.000%, 11/15/2035 (Callable 11/15/2029)		2,550,000	2,759,504
City of Donna TX,
5.000%, 02/15/2042 (Pre-refunded to 02/15/2024)(Insured by BAM)		120,000	122,441
City of Houston TX,
5.000%, 07/01/2026		1,010,000	1,064,085
City of Magnolia TX,
5.700%, 09/01/2046 (3)		480,000	465,975
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029 (Callable 03/01/2024) (5)		3,220,000	3,245,666
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)		900,000	936,894
3.950%, 12/01/2032 (Callable 05/01/2023)		265,000	261,199
4.250%, 12/01/2034 (Callable 12/01/2024)		200,000	200,324
County of Wise TX:
5.000%, 08/15/2024		225,000	229,357
5.000%, 08/15/2025		250,000	257,967
5.000%, 08/15/2026		330,000	343,756
5.000%, 08/15/2027		505,000	528,721
Dallas County Flood Control District No. 1,
5.000%, 04/01/2023 (3)		870,000	870,000
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)		1,100,000	1,124,488
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)		95,000	88,927
Green Valley Special Utility District:
7.000%, 09/15/2030 (Insured by BAM)		615,000	780,871
7.000%, 09/15/2031 (Insured by BAM)		545,000	707,763
4.000%, 09/15/2036 (Callable 09/15/2031)(Insured by BAM)		800,000	799,883
Greenwood Utility District,
9.000%, 08/01/2034 (Callable 02/01/2030)(Insured by BAM)		205,000	278,048
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)		285,000	294,715
4.043%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)		1,000,000	1,001,710
4.540%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)		80,000	79,509
Harris County Municipal Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)(Insured by AGM)		190,000	180,937
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)		150,000	155,558
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		1,000,000	1,006,904
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)		1,000,000	1,007,636
Hunt Memorial Hospital District,
5.000%, 02/15/2030		1,000,000	1,116,990
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)		2,295,000	2,330,483
Matagorda County Navigation District No. 1:
2.600%, 11/01/2029		3,800,000	3,429,756
4.000%, 06/01/2030 (Callable 06/03/2023)		1,400,000	1,384,619
Port Beaumont Navigation District,
4.000%, 01/01/2050 (Callable 05/01/2023) (3)		500,000	361,823
Port of Beaumont Industrial Development Authority,
4.100%, 01/01/2028 (Callable 07/01/2023) (3)		1,750,000	1,411,277
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2027		160,000	165,922
5.000%, 09/01/2030 (Callable 09/01/2024)		365,000	374,829
Tarrant County Cultural Education Facilities Finance Corporation,
5.000%, 11/15/2027		1,000,000	1,029,560
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)		500,000	493,521
Texas Department of Housing & Community Affairs,
3.375%, 09/01/2039 (Callable 09/01/2028)(Insured by GNMA)		1,765,000	1,617,564
Texas Municipal Gas Acquisition & Supply Corp. I,
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/03/2023) (2)		500,000	493,022
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		2,700,000	2,685,152
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023		750,000	754,136
5.000%, 12/15/2032		2,000,000	2,099,825
Total Texas (Cost $41,928,571)			41,018,353	7.4%

Utah
City of Salt Lake City UT:
5.000%, 07/01/2028 (Callable 07/01/2027)		1,700,000	1,818,909
5.000%, 07/01/2034 (Callable 07/01/2027)		1,000,000	1,056,801
5.000%, 07/01/2043 (Callable 07/01/2028)		2,000,000	2,065,769
Duchesne County School District,
5.000%, 06/01/2029		260,000	288,289
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)		160,000	157,488
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)		270,000	277,987
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		160,000	160,342
6.000%, 12/21/2052 (Insured by GNMA)		997,289	1,039,681
6.000%, 02/21/2053 (Insured by GNMA)		999,084	1,041,553
Total Utah (Cost $7,928,790)			7,906,819	1.4%

Vermont
Vermont Housing Finance Agency,
5.250%, 11/01/2052 (Callable 05/01/2032)(Insured by HUD)		1,000,000	1,068,109
Total Vermont (Cost $1,081,974)			1,068,109	0.2%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)		1,500,000	1,584,982
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035		2,834,768	2,332,092
Norfolk Redevelopment & Housing Authority,
4.000%, 01/01/2025 (Callable 05/01/2023)		1,000,000	960,004
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		1,000,000	998,352
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (3)		2,000,000	1,755,390
0.000%, 02/15/2027 (Insured by NATL) (3)		1,000,000	761,791
0.000%, 02/15/2028 (Insured by NATL) (3)		740,000	523,808
Virginia Small Business Financing Authority,
4.000%, 01/01/2029		125,000	126,553
Total Virginia (Cost $9,396,883)			9,042,972	1.6%

Washington
County of Lewis WA,
3.000%, 12/01/2026 (Callable 04/21/2023)		100,000	100,004
King County Housing Authority:
5.160%, 11/01/2025		2,043,003	2,056,405
5.000%, 12/01/2030 (Callable 12/01/2026)		400,000	428,426
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028		220,000	236,002
5.000%, 01/01/2029 (Callable 01/01/2028)		165,000	176,862
5.000%, 01/01/2038 (Callable 01/01/2029)		300,000	311,236
5.000%, 01/01/2039 (Callable 01/01/2028)		500,000	515,356
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)		1,755,000	1,768,487
5.500%, 08/01/2047 (Callable 08/01/2032)		1,750,000	1,914,573
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)		2,000,000	2,036,423
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)		2,500,000	2,617,989
Tacoma Metropolitan Park District:
5.000%, 12/01/2025 (Callable 12/01/2024)		135,000	137,942
5.000%, 12/01/2025		2,060,000	2,134,014
4.000%, 12/01/2027 (Callable 12/01/2026)		605,000	609,469
Vancouver Housing Authority,
1.700%, 12/01/2024		140,000	136,829
Washington Health Care Facilities Authority:
5.000%, 12/01/2027 (3)		475,000	515,794
5.370%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)		150,000	150,072
5.000%, 08/15/2037 (Callable 02/15/2028)		1,500,000	1,557,618
5.000%, 10/01/2038 (Callable 04/01/2025)		1,255,000	1,294,167
5.000%, 08/01/2049 (Callable 08/01/2029)		2,440,000	2,470,186
Washington State Housing Finance Commission:
3.500%, 12/20/2035		2,433,553	2,280,412
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)		365,000	368,081
Total Washington (Cost $24,025,826)			23,816,347	4.3%

West Virginia
Glenville State University,
4.000%, 06/01/2027		1,000,000	954,309
Total West Virginia (Cost $955,027)			954,309	0.2%

Wisconsin
City of Milwaukee WI,
3.000%, 04/01/2034 (Callable 04/01/2031)(Insured by BAM)		585,000	557,288
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 05/01/2023)		100,000	96,337
3.000%, 03/01/2027 (Callable 05/01/2023)		500,000	467,842
Public Finance Authority:
5.000%, 10/01/2023 (3)		100,000	100,215
3.000%, 03/01/2026 (Callable 05/01/2023) (3)		700,000	658,546
5.000%, 05/15/2026 (Callable 05/15/2025) (3)		1,660,000	1,639,703
0.000%, 12/15/2027 (Callable 05/01/2023)		565,000	427,135
5.000%, 09/01/2030 (3)		1,250,000	1,106,577
4.850%, 07/01/2031 (3)		475,000	420,006
5.000%, 07/01/2031		1,875,000	2,014,911
4.000%, 01/01/2033 (Callable 07/01/2029)		605,000	600,442
4.000%, 01/01/2034 (Callable 07/01/2029)		1,150,000	1,138,195
5.000%, 10/01/2034 (Callable 10/01/2029) (3)		1,000,000	971,072
5.250%, 07/01/2053 (Callable 07/01/2033)		620,000	621,306
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 05/01/2023)		250,000	247,320
Wisconsin Center District,
5.250%, 12/15/2061 (Callable 12/15/2030) (3)		1,000,000	1,009,238
Wisconsin Health & Educational Facilities Authority:
4.000%, 08/15/2024		160,000	158,488
4.000%, 08/15/2025		230,000	226,074
5.000%, 11/01/2027 (Callable 11/01/2026)		745,000	714,392
5.000%, 09/15/2028 (Pre-refunded to 09/15/2023)		45,000	45,446
5.000%, 11/01/2029 (Callable 11/01/2026)		430,000	405,561
5.000%, 11/15/2039 (Callable 05/15/2026)		2,000,000	2,070,014
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)		345,000	361,731
5.500%, 12/01/2052 (Callable 12/01/2032)		1,750,000	1,917,666
4.250%, 02/15/2053 (Callable 04/03/2023)(Optional Put Date 04/05/2023) (1)		3,000,000	3,000,000
Wisconsin Housing & Economic Development Authority:
4.000%, 07/01/2030 (Callable 07/01/2028)(Insured by HUD) (3)		135,000	120,491
4.375%, 07/01/2037 (Callable 07/01/2028)(Insured by HUD) (3)		500,000	412,394
Total Wisconsin (Cost $21,642,211)			21,508,390	3.9%
Total Municipal Bonds (Cost $557,422,957)			551,496,312	99.2%

Closed-End Investment Company		Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
3.490%, 12/01/2031 (1)		1,000	1,000,000
Total Closed-End Investment Company (Cost $1,000,000)			1,000,000	0.2%
Total Long-Term Investments (Cost $558,422,957)			552,496,312	99.4%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.06% (4)		5,163,728	5,163,728
First American Government Obligations Fund, Class U, 4.67% (4)		343,948	343,948
Total Short-Term Investments (Cost $5,507,676)			5,507,676	1.0%
Total Investments (Cost $563,930,633)			558,003,988	100.4%
Liabilities in Excess of Other Assets			(2,021,501)	(0.4)%
TOTAL NET ASSETS			$555,982,487	100.0%

Notes to Schedule of Investments
ACA	American Capital Access
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)		Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $37,602,414, which represented 6.76% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$551,496,312	$–	$551,496,312
Closed-End Investment Company	–	1,000,000	–	1,000,000
Total Long-Term Investments	–	552,496,312	–	552,496,312
Short-Term Investments
Money Market Mutual Funds	5,507,676	–	–	5,507,676
Total Short-Term Investments	5,507,676	–	–	5,507,676
Total Investments	$5,507,676	$552,496,312	$–	$558,003,988

Futures Contracts*
Short	$112,769	$–	$–	$112,769
Total Futures Contracts	$112,769	$–	$–	$112,769

*The fair value of the Fund’s futures contracts represent the net unrealized appreciation at March 31, 2023.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Strategic Municipal Bond Fund
Schedule of Open Futures Contracts
March 31, 2023 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Sales Contracts:
U.S. 10 Yr Note	(200)	Jun-23	$22,984,375	$23,097,144	$112,769	$-
Total Futures Contracts					$112,769	$-
Net Unrealized Appreciation					$112,769